UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07109
Morgan Stanley Insured Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Insured Municipal Securities
Portfolio of Investments • July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	TAX-EXEMPT MUNICIPAL BONDS (99.2%)
	ALASKA (1.2%)
$1,350	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (AMBAC Insd)	5.25%	12/01/26	$1,130,247

	ARIZONA (2.3%)
210	Arizona Certificates of Participation, Ser 2008 A (FSA Insd)	5.00	09/01/26	211,010
300	Arizona Certificates of Participation, Ser 2008 A (FSA Insd)	5.00	09/01/27	298,926
1,500	Phoenix Civic Improvement Corporation, Sr Lien Airport Ser 2002 B (AMT) (FGIC Insd)	5.75	07/01/18	1,528,485

				2,038,421

	CALIFORNIA (19.2%)
465	Alameda County Joint Powers Authority, Ser 2008 (FSA Insd)	5.00	12/01/24	473,212
375	Beverly Hills Unified School District, 2008 Election Ser 2009 (e)	0.00	08/01/26	157,725
725	Beverly Hills Unified School District, 2008 Election Ser 2009 (e)	0.00	08/01/31	218,812
1,000	California, Ser 2007 (NATL-RE Insd)	4.25	08/01/33	798,320
190	Clovis Unified School District, Election of 2004 Ser A (NATL-RE FGIC Insd) (e)	0.00	08/01/29	52,171
970	El Segundo Unified School District, Election of 2008 Ser A (e)	0.00	08/01/31	230,491
1,605	Fontana California Unified School District, Ser 2006 B (FSA Insd) (e)	0.00	08/01/29	442,242
2,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	1,651,560
2,000	Huntington Beach Union High School District, Ser 2004 (FSA Insd)	5.00	08/01/26	2,019,360
1,000	Los Angeles Department of Water & Power, Water 2004 Ser C (NATL-RE Insd)	5.00	07/01/25	1,019,150
1,425	Roseville Joint Union High School District, Election Ser 2004 C (FSA Insd) (e)	0.00	08/01/26	504,935
1,000	Sacramento County Sanitation District’s Financing Authority, Ser 2006 (FGIC Insd)	5.00	12/01/28	1,001,650
1,000	San Francisco City & County, City Buildings Ser 2007 A (COPs) (FGIC Insd)	4.50	09/01/37	857,760
1,600	San Jose-Evergreen Community College District, Election Ser 2004 B (FSA Insd) (e)	0.00	09/01/30	434,448
3,500	Southern California Public Power Authority, Mangolia Power Ser A 2003 (AMBAC Insd)	5.00	07/01/21	3,592,400
450	Twin Rivers Unified School District, Ser 2009 (e)	0.00	04/01/14	357,048
2,000	University of California, Ser 2007-J (FSA Insd)	4.50	05/15/31	1,806,520
2,000	University of California, Ser 2007-J (FSA Insd)	4.50	05/15/35	1,763,520

				17,381,324

	COLORADO (4.4%)
1,200	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	942,012
3,000	Denver City & County, Airport Refg Ser 2000 A (AMT) (AMBAC Insd)	6.00	11/15/18	3,041,970

				3,983,982

	CONNECTICUT (0.5%)
475	Connecticut Health & Educational Facilities Authority, Quinnipiac University Issue Ser 2007 K-2 (NATL-RE Insd)	5.00	07/01/25	481,460

	DISTRICT OF COLUMBIA (1.6%)
425	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008A (AGC Insd)	5.00	10/01/28	436,611
1,000	Metropolitan Washington Airports Authority, Ser 2004 C-1 (AMT) (FSA Insd)(b)	5.00	10/01/20	1,007,720

				1,444,331

	FLORIDA (9.5%)
2,000	Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd)	5.00	04/01/31	1,925,580
4,000	Broward County School Board, Ser 2001 A COPs (FSA Insd)	5.00	07/01/26	4,009,520
485	Florida State Mid-Bay Bridge Authority, Refg Ser 2008A (AGC Insd)	5.00	10/01/27	497,159
1,700	Jacksonville, Excise Tax Refg Ser 2002 (AMT) (NATL-RE Insd)	5.25	10/01/20	1,675,469
500	Port St Lucie, Utility System Refg Ser 2009 (AGC Insd)	5.00	09/01/29	492,505

				8,600,233

	HAWAII (5.4%)
3,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Refg Ser 2003 B (AMT) (XLCA Insd)	5.00	12/01/22	2,786,940
2,000	Honolulu City & County, Ser 2003 A (NATL-RE Insd) (a)	5.25	03/01/26	2,063,750

				4,850,690

	IDAHO (0.9%)
790	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25	07/15/25	845,584

	ILLINOIS (9.9%)
2,000	Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375	01/01/32	1,781,540

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

525	Chicago Transit Authority, Capital Grant Receipts Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25	06/01/26	556,547
485	DuPage County Community Unit School District 200, Wheaton Warrenville Ser 2003 C (FSA Insd)	5.25	10/01/22	527,821
505	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375	08/15/24	520,599
3,000	Illinois, First Ser 2002 (NATL-RE Insd)	5.375	07/01/21	3,100,290
2,500	Metropolitan Pier & Explosion Authority, McCormick Place Ser 2002 A (NATL-RE Insd)	5.25	06/15/42	2,484,325

				8,971,122

	IOWA (1.5%)
700	Iowa State LJOBS Program Ser 2009 A (a)	5.00	06/01/25	751,778
525	Iowa State LJOBS Program Ser 2009 A (a)	5.00	06/01/26	560,076

				1,311,854

	KANSAS (0.5%)
410	Wyandotte County/Kansas City, Utility System Improvement Ser 2009-A (BHAC Insd)	5.25	09/01/34	421,800

	LOUISIANA (0.6%)
500	Louisiana Offshore Terminal Authority, Deepwater Port Ser 2007B-2	4.30	10/01/37	506,130

	MASSACHUSETTS (3.0%)
2,750	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (NATL-RE Insd)	5.625	01/01/16	2,754,510

	MICHIGAN (3.6%)
2,000	Detroit, Water Supply Sr Lien Ser 2001 A (FGIC Insd)	5.00	07/01/30	1,789,640
480	Ferris State University of Michigan, Refg Ser 2008 (FSA Insd)	4.50	10/01/24	480,869
560	Wayne State University of Michigan, Refg Ser 2008 (FSA Insd)	5.00	11/15/29	562,022
450	Western Michigan University, Ser 2008 (FSA Insd)	5.00	11/15/23	475,997

				3,308,528

	NEW JERSEY (1.7%)
465	New Jersey Economic Development Authority, School Facilities Construction Refg 2005 Ser N (AMBAC Insd)	5.50	09/01/24	503,279
1,000	New Jersey Turnpike Authority, Ser 2003 A (FGIC Insd)	5.00	01/01/27	1,017,020

				1,520,299

	NEW YORK (9.0%)
530	Hudson Yards Infrastructure Corporation, 2007 Ser A (NATL-RE Insd)	4.50	02/15/47	423,131
3,000	New York City Health & Hospitals Corporation, Health 2003 Ser B (AMBAC Insd) (c)	5.25	02/15/21	3,072,210
1,000	New York City Municipal Water Finance Authority, 2005 Ser C (NATL-RE Insd)	5.00	06/15/27	1,029,660
365	New York State Dormitory Authority, New York University (AMBAC Insd)	5.50	05/15/29	383,965
1,040	New York State Dormitory Authority, New York University Ser 1 (BHAC Insd)	5.50	07/01/31	1,165,403
2,600	New York State Dormitory Authority, Hospital — FHA Insured Mtge 2004 Ser A (FSA Insd)	5.25	08/15/19	2,114,820

				8,189,189

	OHIO (2.9%)
1,275	Cleveland Ohio Public Power System, Ser 2008 B-2 (NATL-RE Insd) (e)	0.00	11/15/26	521,003
135	Ohio State Water Development Authority, Pollution Control Facilities Ser A	5.875	06/01/33	140,434
2,000	Toledo, Waterworks Impr & Refg Ser 1999 (FGIC Insd)	4.75	11/15/17	2,032,160

				2,693,597

	OREGON (1.3%)
1,120	Oregon State Department of Administrative Services, Ser 2005 B COPs (FGIC Insd)	5.00	11/01/22	1,161,126

	PENNSYLVANIA (2.3%)
1,000	Pennsylvania Turnpike Commission, Ser A 2004 (AMBAC Insd)	5.00	12/01/34	992,550
1,000	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,077,910

				2,070,460

	PUERTO RICO (0.5%)
455	Puerto Rico Sales Tax Financing Corporation Ser 2009 A	5.00	08/01/39	462,785

	SOUTH CAROLINA (1.1%)
1,000	South Carolina Public Service Authority, Santee Cooper 2003 Refg Ser A (AMBAC Insd)	5.00	01/01/21	1,043,520

	TEXAS (8.7%)
665	Dallas Area Rapid Transit, Ser 2001 (AMBAC Insd)	5.00	12/01/26	675,487
310	Friendswood Independent School District, Ser 2008 (PSF Insd)	5.00	02/15/27	327,865
1,730	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	1,799,581
460	Houston Community College System, Sr Lien Studend Fee Ser 2008 (FSA Insd)	5.00	04/15/25	484,753
1,400	Houston Hotel Occupancy, Capital Appreciation Ser 2001 B (FSA Insd) (e)	0.00	09/01/27	455,224
2,725	North Texas Tollway Authority, Capital Appreciation Refg Ser 2008 D (AGC Insd) (e)	0.00	01/01/29	829,572
2,000	San Antonio, Water & Refg Ser 2002 (FSA Insd)	5.00	05/15/28	2,032,100
950	San Antonio, Water & Refg Ser 2002 A (FSA Insd)	5.00	05/15/32	953,363

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

315	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Refg Ser 2007 A	5.00	02/15/17	331,947

				7,889,892

	WASHINGTON (6.1%)
1,000	Cowlitz County, Public Utility District # 1, Production Ser 2006 (NATL-RE Insd)	5.00	09/01/31	951,190
2,010	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	1,989,599
1,225	Washington State, Various Purpose Ser 2010 A (a)	5.00	08/01/29	1,277,879
1,290	Washington State, Various Purpose Ser 2010 A (a)	5.00	08/01/30	1,345,683

				5,564,351

	WISCONSIN (1.5%)
1,475	Wisconsin Public Power Inc, Power Supply Ser 2005 A (AMBAC Insd)	5.00	07/01/37	1,374,302

	TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $91,589,794)			89,999,737

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (d) (4.0%)
	INVESTMENT COMPANY
3,605	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (Cost $3,605,062)			3,605,062

	TOTAL INVESTMENTS (Cost $95,194,886)(g)(h)	103.2%		93,604,799

	OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		612,590

	FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-3.9%)
	Notes with interest rates ranging from 0.34% to 0.44% at July 31, 2009 and contractual maturities of collateral ranging from 03/01/20 to 08/01/30 (h) (Cost $(3,500,000))	(3.9)		(3,500,000)

	NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	100.0%		$90,717,389

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

(a)	Underlying security related to inverse floater entered into by the Trust.

(b)	Joint exemption in locations shown.

(c)	A portion of this security has been physically segregated in connection with open futures contracts.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio — Institutional Class.

(e)	Capital appreciation bond.

(f)	Floating rate note and dealer trusts obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2009, Trust investments with a value of $5,999,165 are held by the Dealer Trusts and serve as collateral for the $3,500,000 in floating rate note obligations outstanding at that date.

(g)	Securities have been designated as collateral in connection with open futures and inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
NATL-RE	National Public Finance Guarantee Corporation.
PSF	Texas Permanent School Fund Guarantee Program.
XLCA	XL Capital Assurance Inc.

Morgan Stanley Insured Municipal Securities
FUTURES CONTRACTS OPEN AT JULY 31, 2009

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

48	Long	U.S. Treasury Notes 2 Year September 2009	$10,395,750	($1,583)
42	Long	U.S. Treasury Notes 5 Year September 2009	4,846,078	9,305
36	Long	U.S. Treasury Notes 20 Year September 2009	4,222,125	76,758
142	Short	U.S. Treasury Bonds 30 Year September 2009	(16,898,000)	(329,880)

		Net Unrealized Depreciation		($245,400)

Morgan Stanley Insured Municipal Securities
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Tax-Exempt Municipal Bonds	$89,999,737	—	$89,999,737	—
Short-Term Investment — Investment Company	3,605,062	$3,605,062	—	—
Futures	86,063	86,063	—	—

Total	$93,690,862	$3,691,125	$89,999,737	—

Liabilities
Futures	($331,463)	($331,463)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

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